Acquisitions and Divestitures (Tables)	12 Months Ended
Dec. 31, 2022
Acquisitions and Divestitures
Schedule of amounts recognized at acquisition date for assets acquired and liabilities assumed in a business combination

	Eurolife
Acquisition date	July 14, 2021
Percentage of common shares acquired	80.0%	(1)

Assets:
Insurance contract receivables	11.6
Portfolio investments	3,653.9	(2)
Recoverable from reinsurers	18.6
Deferred income tax assets	32.6
Intangible assets	45.5	(3)
Other assets	616.3	(4)
	4,378.5
Liabilities:
Accounts payable and accrued liabilities	273.2	(5)
Insurance contract payables	529.0
Insurance contract liabilities	2,751.4
Deferred income tax liabilities	100.9
	3,654.5
Purchase consideration	720.0	(6)
Excess of fair value of net assets acquired over purchase consideration	4.0
	4,378.5
(1)	The transaction was recorded as the acquisition of a 100% equity interest in Eurolife with the non-controlling interests represented by a redemption liability (described in footnote 5 below) that was included in the fair value of assets acquired and liabilities assumed.
(2)	Includes subsidiary cash and cash equivalents of $1,433.3.
(3)	Principally an intangible asset of $29.0 related to a distribution agreement with Eurobank.
(4)	Principally investment assets of $532.1 related to unit-linked life insurance contracts.
(5)	Includes a redemption liability of $124.9 on non-controlling interests as the company’s associate Eurobank may put its 20.0% equity interest in Eurolife to the company commencing in 2024 at the then fair value of that interest.
(6)	Comprised of cash consideration of $142.7, a call option exercised with a fair value of $127.3 and the company’s 50.0% joint venture interest with a fair value of $450.0.